Income taxes - Tax Loss Carryforwards (Details) $ in Millions	Mar. 28, 2021 CAD ($)
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 36.0
2038 and prior
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	1.4
2039
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	2.8
2040
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.7
2041
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	8.8
2042 and thereafter
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 14.3